Accounting Policies and Basis of Preparation	6 Months Ended
Jun. 30, 2018
Disclosure Of Accounting Policies [Abstract]
Accounting Policies and Basis of Preparation

Notes to the Interim Financial Statements

ACCOUNTING POLICIES AND BASIS OF PREPARATION

The condensed consolidated financial information comprises the unaudited interim financial information for the six months to 30 June 2018 and as revised for IFRS 15 for both the six-month period ended 30 June 2017 and the year ended 31 December 2017, approved on 25 July 2018. This condensed consolidated financial information has been prepared in accordance with IAS 34 Interim Financial Reporting as adopted by the European Union (EU) and as issued by the International Accounting Standards Board (IASB), and the Disclosure Guidance and Transparency Rules issued by the Financial Conduct Authority.

The condensed consolidated financial information does not constitute statutory accounts within the meaning of the UK Companies Act 2006 and should be read in conjunction with the Annual Report and Form 20-F, including the audited financial statements for the year ended 31 December 2017, which were prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the IASB, IFRS as adopted by the EU, and in accordance with the provisions of the UK Companies Act 2006. IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the Group’s consolidated financial statements for the periods presented. The Annual Report and Form 20-F for 2017 represent the statutory accounts for that year and have been filed with the Registrar of Companies. The auditor’s report on those statements was unmodified and did not contain an emphasis of matter paragraph and did not contain any statement under Section 498 (2) or (3) of the Companies Act 2006.

This condensed consolidated financial information has been prepared under the historical cost convention, except in respect of certain financial instruments, and on a basis consistent with the accounting policies as set out in the Annual Report and Form 20-F for the year ended 31 December 2017, except where noted below.

With effect from 1 January 2018, the Group has adopted IFRS 15 Revenue from Contracts with Customers. The Group has revised prior periods, as permitted by the Standard, to ensure comparability of the income statement across prior periods. This Standard has changed the way the Group accounts for consideration payable to customers, and requires certain payments to indirect customers, previously shown as marketing expenses, to be shown as deductions from revenue. This has reduced revenue for the six months to 30 June 2017 and the twelve months to 31 December 2017 by £299 million and £664 million, respectively, with a corresponding reduction in operating costs. In addition, due to the timing of the recognition of certain payments to indirect customers, revenue and operating profit for the twelve months ended 31 December 2017 has been reduced by a further £64 million (£nil for the six-month period ended 30 June 2017).

In addition, with effect from 1 January 2018, the Group has adopted IFRS 9 Financial Instruments with no revision of prior periods, as permitted by the Standard. The cumulative impact of adopting the Standard, including the effect of tax entries, has been recognised as a revision of opening reserves in 2018, and is £38 million arising from the impairment of financial assets under the expected loss model required under IFRS 9, which accelerates recognition of potential impairment on loans and trade receivables when compared with the incurred loss model under IAS 39. A simplified “lifetime expected loss model” has been used for balances arising as a result of revenue recognition, as permitted by the Standard, by applying a standard rate of provision on initial recognition of trade debtors based upon the Group’s historical experience of credit loss modified by expectations of the future, and increasing this provision to take account of overdue receivables. Applying the requirements of IFRS 9 has resulted in a decrease of trade and other debtors of £45 million as at 1 January 2018.

Notes to the Interim Financial Statements

Accounting policies and basis of preparation cont…

IFRS 9 also changes the classification and measurement of financial assets. The category of available-for-sale investments (where fair value changes were deferred in reserves until disposal of the investment) has been replaced with the category of financial assets at Fair Value through Profit and Loss (for most investments) and the category of financial assets at Fair Value through Other Comprehensive Income (for qualifying equity investments). The available-for-sale reserve at 1 January 2018 has been reclassified as appropriate into retained earnings. In addition, certain loans and receivables which do not meet the recognition and measurement tests for amortised cost classification under IFRS 9 have been reclassified as financial assets at Fair Value through Profit and Loss at the same date.

Given the immateriality of the various investment classes and to avoid clutter on the face of the balance sheet, the Group will use the term “investments held at fair value” to refer to all of these financial assets both pre- and post- the adoption of IFRS 9.

For further details on the impact on the Group’s balance sheet of these changes are provided on page 38. The Group has adopted the hedge accounting requirements of IFRS 9 prospectively from 1 January 2018.

In addition, with effect from 1 January 2018, the Group has changed certain estimates of useful economic lives for plant and machinery across the Group, harmonising depreciation rates used by the International Businesses and by RAI from 14 years and 30 years, respectively, to a standard 20-year life. The effect of the change is not material to the Group, and will be slightly less than £60 million (£30 million for the period ended 30 June 2018). RAI recognised an impairment charge of £13 million in compliance with the new estimate.

The preparation of this condensed consolidated financial information requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the disclosure of contingent liabilities at the date of this condensed consolidated financial information. Such estimates and assumptions are based on historical experience and various other factors that are believed to be reasonable in the circumstances and constitute management’s best judgement at the date of the condensed consolidated financial information. The key estimates and assumptions were the same as those that applied to the consolidated financial information for the year ended 31 December 2017, apart from updating the assumptions used to determine the carrying value of liabilities for retirement benefit schemes. In the future, actual experience may deviate from these estimates and assumptions, which could affect this condensed consolidated financial information as the original estimates and assumptions are modified, as appropriate, in the period in which the circumstances change.